Information Related to Guaranteed Securities Issued by Subsidiaries - Summary of Annual Changes in Proved Developed and Undeveloped Reserves of Natural Gas (Detail)	12 Months Ended
	Dec. 31, 2019 MMBbls	Dec. 31, 2019 Bcf	Dec. 31, 2019 bbl	Dec. 31, 2018 MMBbls	Dec. 31, 2018 Bcf	Dec. 31, 2018 bbl	Dec. 31, 2017 MMBbls	Dec. 31, 2017 Bcf	Dec. 31, 2017 bbl	Dec. 31, 2016 MMBbls Bcf
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance								12.5
Transfers by loss of control	106.5				36.8
Extensions and discoveries		0.3
Sales of reserves	(85.4)				(29.7)
Purchases of reserves					6.9
Production for the year | MMBbls	(19.1)
Ending balance										12.5
Equity Method Investee [member]
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance	96.1	58.1		66.3	17.3
Revisions of previous estimates	(4.0)	11.0		8.2	31.8		3.5	5.7
Production for the year	(8.6)	(13.0)			(4.9)		(8.3)	(0.9)
Ending balance	73.6	56.4		96.1	58.1		66.3	17.3
Equity Method Investee [member] | South America [member]
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance | MMBbls							0.0
Ending balance | MMBbls										0.0
Equity Method Investee [member] | Africa [member]
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance | MMBbls							71.1
Ending balance | MMBbls										71.1
Equity Method Investee [member] | Oil and gas producing properties abroad [member]
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance	96.1	58.1		66.3	17.3		71.1
Revisions of previous estimates	(4.0)	11.0		8.2	31.8		3.5	5.7
Production for the year	(8.6)	(13.0)			(4.9)		(8.3)	(0.9)
Ending balance	73.6	56.4		96.1	58.1		66.3	17.3		71.1
Equity Method Investee [member] | Oil and gas producing properties abroad [member] | South America [member]
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance | MMBbls				0
Production for the year | MMBbls							0
Ending balance | MMBbls							0
Equity Method Investee [member] | Oil and gas producing properties abroad [member] | North America [member]
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance		10.8
Revisions of previous estimates	0.7	0.1			(3.1)
Production for the year	(4.9)	(1.7)			(0.1)
Ending balance	24.2	9.2			10.8
Equity Method Investee [member] | Oil and gas producing properties abroad [member] | Africa [member]
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance	67.7	47.3		66.3	17.3
Revisions of previous estimates	(4.7)	10.9		9.6	34.8		3.5	5.7
Production for the year		(11.3)		(8.1)	(4.8)		(8.3)	(0.9)
Ending balance	49.5	47.2		67.7	47.3		66.3	17.3
Natural Gas [member] | Consolidated Entities [member]
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance		8,010.3			7,885.3					8,604.3
Transfers by loss of control								(36.8)
Revisions of previous estimates					1,373.4			736.2		(86.9)
Extensions and discoveries					22.9			206.9		78.4
Improved Recovery								207.6		204.2
Sales of reserves			(24.0)					(165.5)
Production for the year					(833.7)			(823.5)		(914.6)
Ending balance		8,549.0			8,010.3			7,885.3
Natural Gas [member] | Consolidated Entities [member] | Brazil member
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance		7,790.5			7,676.1					8,394.0
Revisions of previous estimates					1,415.7			737.2		(81.5)
Extensions and discoveries					15.3			136.8		37.4
Improved Recovery								207.6		204.2
Sales of reserves | bbl			(24.0)			(165.5)
Production for the year					(816.9)			(801.8)		(877.9)
Ending balance		8,380.6			7,790.5			7,676.1
Natural Gas [member] | Consolidated Entities [member] | Oil and gas producing properties abroad [member]
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance		214.1			201.1					201.1
Transfers by loss of control								(36.8)
Revisions of previous estimates			(42.3)							(5.5)
Extensions and discoveries								70.1	41.0
Production for the year					(15.5)			(20.3)		(35.5)
Ending balance		156.3			214.1			201.1
Natural Gas [member] | Consolidated Entities [member] | Oil and gas producing properties abroad [member] | South America [member]
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance		214.1			160.2					113.9
Revisions of previous estimates			(42.3)							19.5
Extensions and discoveries								70.1	41.0
Production for the year					(15.5)			(16.2)		(14.2)
Ending balance		156.3			214.1			160.2
Natural Gas [member] | Consolidated Entities [member] | Oil and gas producing properties abroad [member] | North America [member]
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance					40.9					87.2
Transfers by loss of control								(36.8)
Revisions of previous estimates										(24.9)
Production for the year								(4.1)		(21.3)
Ending balance								40.9
Natural Gas [member] | Consolidated Entities [member] | Synthetic Oil [Member] | Brazil member
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance		5.7			8.1					9.2
Revisions of previous estimates								(1.0)		0.1
Extensions and discoveries | bbl			7.6
Production for the year					(1.2)			(1.3)		(1.2)
Ending balance		12.1			5.7			8.1